Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-term borrowings.
Schedule of short term borrowings

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Secured	2,042,596	663,136
Unsecured	240,711	152,124
	2,283,307	815,260